Income Taxes - Schedule of Components of Income Tax Expenses (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Components of Income Tax Expenses [Abstract]
Current income tax expenses	$ 340,441
Deferred income tax benefit		(215,161)
Total income tax expenses/(benefit)	$ 340,441	$ (215,161)